Inventories	12 Months Ended
Mar. 31, 2018
Inventory Disclosure [Abstract]
Inventories
3	Inventories, net

The components of inventories as of March 31, 2017 and 2018 are as follows:

	2017	2018
	$ in thousands	$ in thousands

Raw materials	442	275
Work in progress	317	237
Finished goods	259	500

	1,018	1,012

During the fiscal years ended March 31, 2016, 2017 and 2018, based upon material composition and expected usage, provisions for inventories of approximately $30,000, $156,000 and $569,000, respectively, were charged to the consolidated statements of operations under cost of revenue.